Shareholder Report	12 Months Ended
Jul. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Advisors' Inner Circle Fund III
Entity Central Index Key	0001593547
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2025
C000222147
Shareholder Report [Line Items]
Fund Name	CCT Thematic Equity Fund
Class Name	Institutional Shares
Trading Symbol	THMEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Institutional Shares of the CCT Thematic Equity Fund (the "Fund") for the period from August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/chevychase/. You can also request this information by contacting us at 888-228-0002.
Additional Information Phone Number	888-228-0002
Additional Information Website	https://funddocs.filepoint.com/chevychase/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CCT Thematic Equity Fund, Institutional Shares	$68	0.65%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The CCT Thematic Equity Fund utilizes an unconstrained strategy that seeks opportunities created by secular trends over a multi-year time horizon. CCT believes there are long-term secular trends that stem from economic, demographic, scientific and technological changes that are powerful enough to influence corporate performance across multiple industries. The Fund seeks exposure to these tailwinds and the long-term capital appreciation they can provide.

Examples of themes:

• Age of Heterogeneous Computing. For nearly 50 years, Moore’s Law provided exponential improvements in the performance and cost of computing technology. As physical and economic challenges limit scaling, we believe improvements will come from special-purpose technology designed for specific applications rather than general-purpose processors.

• Next-Generation Automation. As the global labor force ages, companies must find ways to do more with fewer people. Automation — previously concentrated in automobile and electronics production — has reached an inflection point. The technologies have matured and the imperative for companies to invest is becoming clear.

• End of Disinflationary Tailwinds. A confluence of disinflationary forces shaped recent decades, but the world is fundamentally different today. Globalization may be slowing, demographics are challenging, rapidly falling technology prices have slowed, commodity capacity is low, and consumer balance sheets are improved. This signals that inflation may remain elevated for longer.

• Opportunities Abound Abroad. U.S. markets have outperformed global markets for more than a decade. In several non-U.S. developed markets, structural reforms in fiscal, energy and industrial policy are taking hold, which we believe could lead to better equity performance in those regions.

For the fiscal year-ending July 31, 2025, the Fund returned 10.50% relative to the MSCI All Country World Index’s (“benchmark”) return of 15.87%. Since inception, the Fund has returned 11.86% relative to the benchmark return of 12.63%.

In the later part of 2024, global equity markets were strong. Expectations for continued rate cuts, optimism around the incoming administration’s intent to deregulate and lower taxes and hopes that AI would impact productivity were contributing forces. 2025 has been characterized by elevated levels of volatility various shocks including tech rivalry, tariffs and war.

In fiscal-year 2025, the Fund’s largest active exposure was an underweight to the Information Technology sector, followed by an underweight to Communications Services.

The Fund’s other largest active exposure was an overweight to the Financial sector through holdings in our Opportunities Abound Abroad theme. The sector was the largest contributor to performance for the fiscal-year.

Exposure in Financials, Materials and Information Technology were the largest contributors to returns. Healthcare, Communications Services, and Energy were the largest detractors.

Regionally, and reflective of Opportunities Abound Abroad, we remain overweight Developed Europe and underweight Developed North America, both of which were detractors in the fiscal-year due to stock selection.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	CCT Thematic Equity Fund, Institutional Shares - $34394884	MSCI ACWI Index (Net) (USD) - $35545342
Sep/20	$20000000	$20000000
Jul/21	$27350985	$25936191
Jul/22	$24149173	$23217045
Jul/23	$26649142	$26214413
Jul/24	$31126744	$30675737
Jul/25	$34394884	$35545342

Average Annual Return [Table Text Block]

Average Annual Total Returns as of July 31, 2025

Fund/Index Name	1 Year	Annualized Since Inception
CCT Thematic Equity Fund, Institutional Shares	10.50%	11.86%
MSCI ACWI Index (Net) (USD)	15.87%	12.63%

AssetsNet	$ 39,091,000
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 85
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of July 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$39,091	47	$85	18%

Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
Netherlands	1.5%
Belgium	2.5%
Hong Kong	2.6%
Sweden	2.9%
Canada	3.2%
United Kingdom	4.3%
France	5.2%
Spain	5.3%
Japan	6.5%
Switzerland	6.7%
United States	55.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
NVIDIA	3.8%
Amazon.com	3.5%
Banco Santander ADR	3.3%
Cadence Design Systems	3.2%
Franco-Nevada	3.2%
ABB ADR	3.2%
Shell PLC ADR	3.1%
Goldman Sachs Group	3.0%
Cognex	2.9%
Sandvik	2.9%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	888-228-0002
Updated Prospectus Web Address	https://funddocs.filepoint.com/chevychase/